Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

12. Stock-Based Compensation

Stock Options

The Company maintains a Stock Option Plan (the “2005 Plan”) for the benefit of certain employees, non-employee directors, and key advisors. The 2005 Plan was approved by the stockholders on May 16, 2005. The 2005 Plan (i) authorized options to purchase 749,776 shares and (ii) established the class of eligible participants to include employees, nominees to the Board of Directors of the Company and consultants engaged by the Company, limited to 16,667 shares of common stock underlying the one-time grant of a Non-Qualified Option to which non-employee directors or non-employee nominees of the Board of Directors may be entitled. Stock options granted under the 2005 Plan may be of two types: (1) incentive stock options and (2) nonqualified stock options. The option price of such grants is determined by a Committee of the Board of Directors (the “Committee”), but in no case will such price be less than the estimated fair value of the common stock at the date the option is granted. The Committee fixes the terms of the grants with no option term lasting longer than ten years. The ability to exercise such options is determined by the Committee when the options are granted.
Over time, the 2005 Plan has been amended to increase the number of shares available to a total of 1,249,776 shares.
On May 19, 2009, stockholders of the Company approved the 2009 Equity Incentive Plan (the “2009 Plan”). The purpose of the 2009 Plan is (a) to allow selected employees and officers of the Company to acquire and increase equity ownership in the Company, which will strengthen their commitment to the success of the Company, and to attract new employees, officers and consultants; (b) to provide annual cash incentive compensation opportunities that are competitive with other peer corporations; (c) to optimize the profitability and growth of the Company through incentives that are consistent with the Company’s goals; (d) to provide grantees an incentive for individual excellence; (e) to promote teamwork; and (f) to attract and retain highly-qualified persons to serve as non-employee directors. The 2009 Plan allows for awards of non-qualified options, stock appreciation rights, restricted shares, performance units/shares, deferred stock, dividend equivalents and other stock-based awards up to 500,000 shares. The term of the 2009 Plan is ten years and all non-qualified options will be valued at not less than 100% of the market value of the Company’s stock on the date of grant. On June 3, 2014, stockholders voted to increase the number of shares subject to the 2009 Plan from 500,000 shares to 2,000,000 shares.
Shares of common stock reserved for future grants under the Stock Option Plan and the 2009 Plan (the “Plans”) were 1,381,914 and 482,083 at December 31, 2014 and 2013, respectively.
Compensation expense related to all equity awards, including non-qualified stock options, incentive stock options, and restricted stock units, that has been charged against income for the years ended December 31, 2014 and 2013, was approximately $592,000 and $299,000, respectively.
The awards granted to employees and non-employee directors become exercisable over periods of up to five years. The fair value of each award granted is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Volatility is calculated using an analysis of historical volatility. The expected lives of options and forfeiture rates are determined based on our historical share option exercise experience. We believe the historical experience method is the best estimate of future exercise patterns currently available. The risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the awards. The expected dividend yields are based on the approved annual dividend rate in effect and current market price of the underlying common stock at the time of grant.
The following table presents the weighted-average assumptions used to estimate the fair value of options granted during the periods presented:

	2014	2013
Weighted-average grant date fair value	$2.00	$1.01
Weighted-average assumptions used:
Expected volatility	72.8%	77.7%
Expected lives (years)	5.0	6.2
Risk free interest rate	1.7%	1.0%
Forfeiture rate	29.5%	20.5%
Dividend rate	0%	0%
A summary of stock option activity is as follows:

	Options	Weighted- Average Exercise Price
Outstanding at December 31, 2012	792	$6.06
Granted	284	1.88
Forfeited	(113)	2.88
Cancelled	(208)	6.99
Exercised	(5)	0.93
Outstanding at December 31, 2013	750	4.74
Granted	734	2.26
Forfeited	(214)	2.13
Cancelled	(25)	6.34
Outstanding at December 31, 2014	1,245	$3.69
Exercisable at December 31, 2014	543	$5.51
As of December 31, 2014, the weighted-average remaining contractual life of the options outstanding was 6.6 years and the weighted-average remaining contractual life of the outstanding exercisable options was 3.2 years.
The following table summarizes information concerning outstanding and exercisable options at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted-Average Outstanding Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
Under $1.00	53	0.50	$0.93	52	$0.93
$1.00 – $2.00	645	8.30	1.87	160	1.83
$2.01 – $3.00	87	9.54	2.81	—	—
$3.01 – $4.00	130	9.54	3.32	8	3.20
$4.01 – $5.00	25	3.49	4.24	24	4.24
$5.01 – $6.00	96	2.29	5.56	96	5.56
$6.01 – $7.00	84	2.49	6.14	78	6.14
Greater than $7.01	125	2.16	12.08	125	12.08
	1,245	6.64	$3.69	543	$5.51
The total intrinsic value of options outstanding at December 31, 2014 and 2013 was approximately $774,000 and $46,000, respectively. The total intrinsic value of the options that are exercisable at December 31, 2014 and 2013 was approximately $274,000 and $40,000, respectively. There were 308 and 5,411 shares exercised during the years ended December 31, 2014 and 2013, respectively, with intrinsic values of approximately $390 and $5,000, respectively.
Compensation expense related to stock options charged to operations during 2014 and 2013 was approximately $384,000 and $247,000, respectively. As of December 31, 2014, there was approximately $894,000 of total unrecognized compensation cost related to non-vested non-qualified stock options granted under the plan. The cost is expected to be recognized over a weighted-average period of 4.1 years.

Restricted Stock Units

In 2009, we issued restricted stock units (“RSUs”) to certain employees and members of our Board of Directors. As RSUs vest, they are convertible into shares of our common stock. The RSUs are valued at the market price of our stock on the measurement date, which is the date of grant. Compensation expense is recognized ratably over the vesting period. Our future estimated forfeiture rate on RSUs is 5% as the RSUs have been awarded primarily to members of our Board of Directors and members of our senior management. At the Annual Meeting on May 30, 2013, the Board approved a compensation program that provides an annual grant of RSUs to directors on the date of our annual meeting of stockholders. Pursuant to the program, 50,000 RSUs were awarded during each of the years ended December 31, 2014 and 2013. An additional 55,000 RSUs were awarded to members of senior management of the Company during the twelve months ended December 31, 2014.
A summary of RSU activity is as follows:

	RSUs	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2012	4	$21.40
Granted	50	1.99
Forfeited	(1)	21.63
Converted to common stock	(2)	21.32
Outstanding at December 31, 2013	51	2.40
Granted	105	3.49
Outstanding at December 31, 2014	156	$3.08
Vested and convertible to common stock at December 31, 2014	56	$2.65
Compensation expense related to RSUs charged to operations during 2014 and 2013 was approximately $208,000 and $52,000, respectively. As of December 31, 2014, there was approximately $219,000 of total unrecognized compensation cost related to non-vested RSUs granted under the plan. The cost is expected to be recognized over a weighted-average period of 1.5 years.
At December 31, 2014, we had outstanding RSUs for 155,663 shares of our common stock. This includes 100,660 RSUs we awarded to our directors in 2009, 2013 and 2014 that were not, and would not, be in compliance with the terms of our 2009 Plan. Because of such noncompliance, awards of RSUs to our directors and issuance of our common stock upon vesting of those RSUs have not been approved by our stockholders, and, accordingly, the issuance of our common stock thereunder was not and would not be in compliance with NASDAQ Listing Rule 5635(c). On November 5, 2014, we notified the NASDAQ Stock Market LLC, or NASDAQ, of these events and advised it that our Board of Directors has determined that we would suspend the issuance of additional common stock under the RSUs awarded in 2009 and would not issue any common stock under the RSUs awarded in 2013 or 2014 until stockholder approval of such awards is obtained and stockholders approve an amendment of the 2009 Plan to permit the award of RSUs to our directors. We also notified NASDAQ that we would seek such stockholder approval at our 2015 annual meeting of stockholders. On November 25, 2014, we received a letter from NASDAQ notifying us that NASDAQ had determined that we had violated NASDAQ Listing Rule 5635(c). In its November 25, 2014 letter, NASDAQ granted us an extension of time until May 26, 2015 to obtain such approvals and notify NASDAQ of such action.